Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	1,000,000
Common stock, shares issued	72,921,999	0
Common stock, shares outstanding	72,921,999	0
Parent [Member]
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized		1,000,000
Common stock, shares issued		1,000
Common stock, shares outstanding		1,000